Investments accounted for using the equity method - summary of investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in joint ventures accounted for using equity method	€ 1,866	€ 1,680
Investments in associates accounted for using equity method	94	62
Investments in other entities accounted for using equity method	48	51
Investments accounted for using equity method	2,008	1,793
FCA Bank S.p.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in joint ventures accounted for using equity method	€ 1,178	€ 1,044
Ownership percentage	50.00%	50.00%
Tofas-Turk Otomobil Fabrikasi A.S.
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in joint ventures accounted for using equity method	€ 298	€ 302
Ownership percentage	37.90%	37.90%
GAC Fiat Chrysler Automobiles Co.
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in joint ventures accounted for using equity method	€ 287	€ 237
Ownership percentage	50.00%	50.00%
Others
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in joint ventures accounted for using equity method	€ 103	€ 97